Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Schedule of Lease Liabilities	The consolidated statement of financial position shows the following amounts relating to leases:

	2025	2024
	US$'000	US$'000
		(Recast)
Balance at January 1,	6,588	5,659
Additions	8,281	1,837
Acquisition of businesses	52,008	1,104
Interest expense	3,637	491
Lease payments (principal and interest)	(8,874)	(1,821)
Exchange differences	442	(682)
Balance at December 31,	62,082	6,588

Lease liabilities	2025	2024	1.
	US$'000	US$'000	1.
		(Recast)	1.
Current	5,548	1,546
Non-current	56,534	5,042
Total lease liabilities	62,082	6,588

Schedule of Lease Payments	The consolidated statement of comprehensive income shows the following amounts relating to leases:

Interest expense relating to leases	2025	2024	2023
	US$'000	US$'000	US$'000
		(Recast)	(Recast)	1.
Properties	3,476	428	402
Motor vehicles	161	63	21
Total lease interest	3,637	491	423